Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Current assets
Cash and cash equivalents	$ 243,179	$ 272,092
Short-term deposits	259,000	27,000
Accounts receivable, net of allowance for credit losses of $0.5 million and $0.9 million as of December 31, 2021 and December 31, 2020, respectively	129,382	106,068
Inventories	129,147	131,672
Prepaid expenses	6,871	6,717
Other current assets	33,123	16,943
Total current assets	800,702	560,492
Non-current assets
Property, plant and equipment, net	203,295	201,232
Goodwill	65,144	35,694
Other intangible assets, net	152,244	131,569
Operating lease right-of-use assets	14,651	21,298
Long-term investments	28,667	24,268
Other non-current assets	12,519	15,449
Total non-current assets	476,520	429,510
Total assets	1,277,222	990,002
Current liabilities
Accounts payable	51,976	16,987
Accrued expenses and other current liabilities	55,358	31,061
Accrued compensation and related benefits	44,684	25,659
Deferred revenues - short-term	51,174	49,165
Operating lease liabilities - short term	7,276	9,282
Total current liabilities	210,468	132,154
Non-current liabilities
Deferred revenues - long-term	21,133	14,227
Deferred income taxes	7,341	42
Operating lease liabilities - long term	7,693	12,567
Contingent consideration	53,478	37,400
Other non-current liabilities	21,095	34,017
Total non-current liabilities	110,740	98,253
Total liabilities	321,208	230,407
Commitments and contingencies (see note 10)
Redeemable non-controlling interests		227
Equity
issued and outstanding at December 31, 2021 and 2020, respectively	182	155
Additional paid-in capital	3,012,481	2,753,955
Accumulated other comprehensive loss	(8,771)	(8,846)
Accumulated deficit	(2,047,878)	(1,985,896)
Total equity	956,014	759,368
Total liabilities and equity	$ 1,277,222	$ 990,002